Loss Per Share (Details 1) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Line Items]
Total share options and warrants	90,011,158	86,960,724	68,950,724
Stock Options [Member]
Earnings Per Share [Line Items]
Total share options and warrants	89,611,998	79,372,198	61,362,198
Warrants Equity Classified [Member]
Earnings Per Share [Line Items]
Total share options and warrants	399,160	1,782,246	1,782,246
Warrants Liability Classified [Member]
Earnings Per Share [Line Items]
Total share options and warrants	0	5,806,280	5,806,280